Income Taxes - provision (benefit) for income taxes, net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Federal:
Current			$ 152,466	$ 1,319,280
Deferred			(340,644)	(457,790)
U.S. State:
Deferred			(129,941)	(192,083)
Income tax provision	$ 88,327	$ 64,703	152,466	1,319,280
Angel Studios, Inc. CIK: 0001671941
U.S. Federal:
Current			(251,837)	1,098,349	$ (305,933)
Deferred			3,219,201	(3,219,201)	(366,667)
Total			2,967,364	(2,120,852)	(672,600)
U.S. State:
Current			(213,880)	204,535	(24,306)
Deferred			781,118	(781,118)	(68,279)
Total			567,238	(576,583)	(92,585)
Income tax provision		$ (4,403,068)	$ 3,534,602	$ (2,697,435)	$ (765,185)